DERIVATIVE LIABILITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]

NOTE 9 — DERIVATIVE LIABILITIES

Each of the warrants issued in connection with the August 2015 underwritten offering and the February 2016 Series B Preferred Stock Offering have been accounted for as derivative liabilities as each of the warrants contain a net cash settlement provision whereby, upon certain fundamental events, the holders could put the warrants back to the Company for cash.
The following are the key assumptions used in connection with the valuation of the warrants exercisable into common stock on the date of issuance and March 31, 2016:

	Series A	Series B Settlement
Number of shares underlying the warrants on March 31, 2016	435,242	204,168
Fair market value of stock	$1.20	$1.20
Exercise price	$1.20	$9.00
Volatility	113 to 116%	139.3%
Risk-free interest rate	0.9%	0.53%
Expected dividend yield	—	—
Warrant life (years)	4.38 to 4.63	2.58

February 2016 Series B
Number of shares convertible into on March 31, 2016	138,738
Fair market value of stock	$1.20
Conversion price	$1.20
Volatility	153%
Risk-free interest rate	0.53%
Expected dividend yield	12.5%
Life of convertible preferred stock (years)	0.92

February 2016 Series B
Date of warrant – date of issuance	2/19/2016
Number of shares underlying the warrants	148,195
Fair market value of stock	$1.92
Exercise price	$2.52
Volatility	126.3%
Risk-free interest rate	1.52%
Expected dividend yield	—
Warrant life (years)	5

Series A
Number of shares underlying the warrants on date of modification	435,242
Fair market value of stock	$1.20
Exercise price	$1.20
Volatility	113 to 116%
Risk-free interest rate	0.9%
Expected dividend yield	—
Warrant life (years)	4.92
Level 3 liabilities are valued using unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the liabilities. For fair value measurements categorized within Level 3 of the fair value hierarchy, the Company’s accounting and finance department, who report to the Chief Financial Officer, determine its valuation policies and procedures. The development and determination of the unobservable inputs for Level 3 fair value measurements and fair value calculations are the responsibility of the Company’s accounting and finance department and are approved by the Chief Financial Officer.

Level 3 Valuation Techniques:

Level 3 financial liabilities consist of the derivative liabilities for which there is no current market for these securities such that the determination of fair value requires significant judgment or estimation. Changes in fair value measurements categorized within Level 3 of the fair value hierarchy are analyzed each period based on changes in estimates or assumptions and recorded as appropriate. The Company deems financial instruments which do not have fixed settlement provisions to be derivative instruments. In accordance with ASC Topic 480, Distinguishing Liabilities from Equity, the fair value of these warrants is classified as a liability on the Company’s Condensed Consolidated Balance Sheets because, according to the terms of the warrants, a fundamental transaction could give rise to an obligation of the Company to pay cash to its warrant holders. Such instruments do not have fixed settlement provisions and have also been recorded as derivative liabilities. Corresponding changes in the fair value of the derivative liabilities are recognized in earnings on the Company’s Condensed Consolidated Statements of Operations in each subsequent period.
The Company’s derivative liabilities are carried at fair value and were classified as Level 3 in the fair value hierarchy due to the use of significant unobservable inputs. In order to calculate fair value, the Company uses a binomial model style simulation, as the value of certain features of the warrant derivative liabilities would not be captured by the standard Black-Scholes model.
The following table sets forth a summary of the changes in the fair value of our Level 3 financial liabilities that are measured at fair value on a recurring basis:

	Three Months Ended March 31,
	2016	2015
Beginning balance	$1,284,000	$520,000
Recognition of conversion feature liability	—	772,000
Recognition of warrant liability on issuance date	231,000	412,000
Reclassification to stockholders’ equity upon exercise	(63,000)	(449,000)
Change in fair value of derivative liabilities	(514,000)	(485,000)
Ending balance	$938,000	$770,000

11 — DERIVATIVE LIABILITIES

Series A, B and C Preferred Stock Conversion Options

The conversion features embedded in the Company’s Series A Preferred Stock, Series B Preferred Stock, and Series C Preferred Stock were bifurcated as they were not considered to be clearly and closely related to the host agreement and were accounted for as a derivative liabilities.
During the year ended December 31, 2015, all issued and outstanding shares of the Company’s Series A Preferred Stock, Series B Preferred Stock, and Series C Preferred Stock were converted into shares of the Company’s common stock. As a result, on the date of conversion the Company re-measured the fair value of each of the conversion features, recorded the change in fair value of the conversion feature in other expense on the statements of operations, and reclassified the re-measured amount to stockholders’ equity.

Warrants to Purchase Common Stock

The warrants issued in connection with the Series A Financing, Series B Financing, and Series C Financing issued to investors on December 30, 2014, February 11, 2015 and February 24, 2015, respectively, have been accounted for as derivative liabilities as each of the warrants contain a net cash settlement provision whereby, upon certain fundamental events, the holders could put the warrants back to the Company for cash.
On July 20, 2015, and effective June 11, 2015, the Company amended the warrants issued to investors on December 30, 2014, February 11, 2015 and February 24, 2015 in connection with issuances of the Series A Preferred Stock, Series B Preferred Stock and Series C Preferred Stock, respectively, to lower the exercise price from $240.00 per share to $138.00 per share, except for the warrants issued to certain family members of George Schmitt, which retained an exercise price of $240.00 per share.
The table below sets forth a summary of changes in the fair value of the Company’s Level 3 derivative liabilities (conversion option and warrant derivatives) associated with the Series A Financing, Series B Financing, and Series C Financing for the year ended December 31, 2015:

	Series A Financing	Series B Financing	Series B (Related Party)	Series C Financing	Total
Balance at January 1, 2015	$270,000	$—	$—	$—	$270,000
Recognition of conversion feature liability	—	81,000	220,000	468,000	769,000
Recognition of warrant derivative liability	—	45,000	118,000	252,000	415,000
Reclassification to stockholders’ equity upon conversion	(150,000)	(54,000)	(220,000)	(245,000)	(669,000)
Change in fair value of derivative liabilities	(114,000)	(71,000)	(117,000)	(470,000)	(772,000)
Balance at December 31, 2015	$6,000	$1,000	$1,000	$5,000	$13,000
The following are the key assumptions used in connection with the valuation of the conversion options associated with the Series A Financing, Series B Financing, and Series C Financing on the date of issuance, at December 31, 2014 and December 31, 2015:

	Series A Financing	Series B Financing	Series B (Related Party)	Series C Financing
Date of issuance	12/31/2014	2/11/2015	2/24/2015	2/24/2015
Number of shares convertible into	750,000	350,000	845,000	1,800,000
Fair market value of stock	$61.20	$50.64	$54.00	$54.00
Conversion price	$68.40	$42.84	$48.00	$48.00
Volatility	131%	143.4%	143.4%	143.4%
Risk-free interest rate	0.25%	0.24%	0.22%	0.22%
Expected dividend yield	7%	7%	7%	7%
Life of convertible preferred stock (years)	1	1	1	1
The following are the key assumptions used in connection with the valuation of the warrants associated with the Series A Financing, Series B Financing, and Series C Financing at December 31, 2014, their respective issuance dates, and December 31, 2015:

	Series A Financing	Series B Financing	Series B (Related Party)	Series C Financing
Date of warrant	12/31/2014	2/11/2015	2/24/2015	2/24/2015
Number of shares underlying the warrants	3,125	1,459	3,521	7,500
Fair market value of stock	$61.20	$50.64	$54.00	$54.00
Exercise price	$240.00	$240.00	$240.00	$240.00
Volatility	112.9%	120.6%	115.8%	115.8%
Risk-free interest rate	0.96%	0.90%	0.90%	0.90%
Expected dividend yield	—	—	—	—
Warrant life (years)	5	5	5	5

	Series A Financing	Series B Financing	Series B (Related Party)	Series C Financing
Number of shares underlying the warrants on December 31, 2015	3,125	1,459	3,521	7,500
Fair market value of stock	$2.76	$2.76	$2.76	$2.76
Exercise price	$138.00	$138.00	$240.00	$138.00
Volatility	118.4%	116.8%	116.3%	116.3%
Risk-free interest rate	1.2%	1.2%	1.2%	1.2%
Expected dividend yield	—	—	—	—
Warrant life (years)	4.00	4.10	4.15	4.15

August 2015 Underwritten Offering

On August 19, 2015, the Company closed an underwritten public offering of its Class A Units, Class B Units, Series C Warrants and Series D Warrants. The Company offered (i) 212,500 Class A Units, at a price of $12.00 per Class A Unit, each of which consists of one share of its common stock and 0.5 of a Series A Warrant to purchase one share of its common stock at an exercise price of $12.00 per warrant, (ii) 204,167 Class B Units, at a price of $11.88 per Class B Unit, each of which consists of one pre-funded Series B Warrant to purchase one share of its common stock and 0.5 of a Series A Warrant, (iii) 212,500 Series C Warrants, at a price of $0.12 per Series C Warrant, which is deemed to be included in the $12.00 price per Class A Unit, each to purchase one additional Class A Unit at an exercise price of $12.00, and (iv) 412,500 Series D Warrants, at a price of $0.12 per Series D Warrant, which is deemed to be included in the $11.88 price per Class B Unit, each to purchase one additional Class B Unit at an exercise price of $11.88. Each of the warrants issued in connection with the August 2015 underwritten offering have been accounted for as derivative liabilities as each of the warrants contain a net cash settlement provision whereby, upon certain fundamental events, the holders could put the warrants back to the Company for cash.

Settlement with Holders of Series B Warrants

On November 2, 2015, the Company entered into a Settlement Agreement and Mutual Release (the “Agreement”) with certain holders (the “Holders”) of our Series B Warrants to purchase common stock (the “Original Warrants”) issued in connection with the August 2015 underwritten public offering. Upon the consummation of the Agreement, in full and complete satisfaction of all claims that the Holders made or could have made against us arising in connection with the Original Warrants, the Company delivered to the Holders new warrants initially exercisable to purchase, in the aggregate, 204,168 shares of our common stock, par value $0.00001, at an exercise price of $9.00 per share with an expiration date of November 2, 2018.
The table below sets forth a summary of changes in the fair value of the Company’s Level 3 derivative warrant associated with the August 2015 underwritten offering for the year ended December 31, 2015:

	Series A	Series B and Settlement	Series C	Series D	Total
Balance at January 1, 2015	$—	$—	$—	$—	$—
Recognition of warrant liability on issuance date	2,053,000	4,275,000	178,000	347,000	6,853,000
Reclassification of derivative liability to stockholders’ equity upon exercise	—	(2,617,000)	(714,000)	(464,000)	(3,795,000)
Change in fair value of derivative liabilities	(1,124,000)	(1,316,000)	536,000	117,000	(1,787,000)
Balance at December 31, 2015	$929,000	$342,000	$—	$—	$1,271,000
The following are the key assumptions used in connection with the valuation of the warrants associated with the August 2015 offering into common stock on the date of issuance, various exercise dates, and December 31, 2015:

	Series A	Series B	Series C	Series D
Date of warrant	8/19/2015	8/19/2015	8/19/2015	8/19/2015
Number of shares underlying the warrants	208,334	204,168	212,500	412,500
Fair market value of stock	$7.80	$7.80	$7.80	$7.80
Exercise price	$12.00	$0.12	$12.00	$11.88
Volatility	121.4%	121.4%	125.4%	125.4%
Risk-free interest rate	1.03%	1.03%	0.30%	0.30%
Expected dividend yield	—	—	—	—
Warrant life (years)	5	5	0.25	0.25

	Series A	Series B Settlement
Date of warrant	11/10 to 11/19/2015	11/2/2015
Number of shares underlying the warrants	288,125	204,168
Fair market value of stock	$3.00 to 6.36	$7.20
Exercise price	$12.00	$9.00
Volatility	123 to 127%	128%
Risk-free interest rate	0.93%	0.26%
Expected dividend yield	—	—
Warrant life (years)	5	3

	Series A	Series B Settlement	Series C	Series D
Number of shares underlying the warrants on December 31, 2015	496,459	204,168	—	—
Fair market value of stock	$2.76	$2.76	$—	$—
Exercise price	$12.00	$9.00	$—	$—
Volatility	129%	140%	—%	—%
Risk-free interest rate	1.2%	0.48%	—%	—%
Expected dividend yield	—	—	—	—
Warrant life (years)	4.63 to 4.88	2.83	—	—
Level 3 liabilities are valued using unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the liabilities. For fair value measurements categorized within Level 3 of the fair value hierarchy, the Company’s accounting and finance department, who report to the Chief Financial Officer, determine its valuation policies and procedures. The development and determination of the unobservable inputs for Level 3 fair value measurements and fair value calculations are the responsibility of the Company’s accounting and finance department and are approved by the Chief Financial Officer.

Level 3 Valuation Techniques:

Level 3 financial liabilities consist of the derivative liabilities for which there is no current market for these securities such that the determination of fair value requires significant judgment or estimation. Changes in fair value measurements categorized within Level 3 of the fair value hierarchy are analyzed each period based on changes in estimates or assumptions and recorded as appropriate. The Company deems financial instruments which do not have fixed settlement provisions to be derivative instruments. In accordance with ASC Topic 480, Distinguishing Liabilities from Equity, the fair value of these warrants is classified as a liability on the Company’s balance sheets because, according to the terms of the warrants, a fundamental transaction could give rise to an obligation of the Company to pay cash to its warrant holders. Such instruments do not have fixed settlement provisions and have also been recorded as derivative liabilities. Corresponding changes in the fair value of the derivative liabilities are recognized in earnings on the Company’s statements of operations in each subsequent period.
The Company’s derivative liabilities are carried at fair value and were classified as Level 3 in the fair value hierarchy due to the use of significant unobservable inputs. In order to calculate fair value, the Company uses a binomial model style simulation, as the value of certain features of the warrant derivative liabilities would not be captured by the standard Black-Scholes model.
The following table sets forth a summary of the changes in the fair value of our Level 3 financial liabilities that are measured at fair value on a recurring basis:

	Years Ended December 31,
	2015	2014
Beginning balance	$270,000	$—
Recognition of conversion feature liability	769,000	150,000
Recognition of warrant liability on issuance date	7,268,000	120,000
Reclassification to stockholders’ equity upon exercise	(4,464,000)	—
Change in fair value of derivative liabilities	(2,559,000)	—
Ending balance	$1,284,000	$270,000